PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 5,549,824	$ 2,229,468
State	1,603,117	(71,438)
Total Current	7,152,941	2,158,030
Deferred:
Federal	(7,949,438)	(362,055)
State	(3,588,657)	216,762
Total Deferred	(11,538,095)	(145,293)
Reported Income Tax Expense	$ (4,385,154)	$ 2,012,737